Investments in Associates and Joint Ventures - Joint venture Narrative (Details) - Grupo de Telecomunicaciones de Alta Capacidad, S.A.P.I. de C.V. and subsidiaries ("GTAC"). - MXN ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2010	Dec. 31, 2022	Dec. 31, 2021
Investments in Associates and Joint Ventures
Lease term of contract		20 years
Ownership interest in joint venture		33.30%	33.30%
GTAC payments of principal and interest		$ (146,386)	$ (244,755)
Amounts receivable in connection with long-term credit facility and supplementary loans		$ 853,163	755,973
Long-term credit facility
Investments in Associates and Joint Ventures
Long-term credit facility amount	$ 688,217
Interest rate basis	TIIE
Basis points	2.00%
GTAC payments of principal and interest			97,342
Long term loans
Investments in Associates and Joint Ventures
Interest rate basis		TIIE
Basis points		2.00%
Principal amount		$ 1,243,955
GTAC payments of principal and interest		$ 146,386	$ 147,413